Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2017
Certain risks and concentration [Abstract]
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries
The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2016	2017
Current assets:
Cash and cash equivalents	40,393	48,044
Short-term investments	28,749	7,853
Accounts receivable, net	14,824	40,938
Due from related parties	1,083	6,970
Deferred tax assets	971	-
Inventories	374	3,880
Prepayments and other current assets	15,123	10,963
Held-for-sale assets	20	26
Total current assets	101,537	118,674
Non-current assets:
Equity method investments	25,479	27,428
Deferred tax assets	1,849	4,555
Property and equipment, net	20,039	19,491
Construction in progress	574	4,517
Intangible assets, net	11,083	5,511
Goodwill	20,497	21,760
Other long-term prepayments	1,187	1,885
Total non-current assets	80,708	85,147
Total assets	182,245	203,821
Current liabilities:
Accounts payable (note a)	44,162	68,469
Due to a related party	45	10
Deferred revenue and income, current portion	22,923	27,738
Income tax payable	2,253	3,128
Accrued liabilities and other payables (note b)	104,114	132,322
Held-for-sale liabilities	1,337	822
Total current liabilities	174,834	232,489
Non-current liabilities:
Deferred revenue and income, non-current portion	3,539	2,934
Total non-current liabilities	3,539	2,934
Total liabilities	178,373	235,423

Note a.	The balance included inter-companies balances with the Company and its subsidiaries of USD 9,360,000 and USD 18,704,000 as of December 31, 2016 and 2017, respectively.

Note b.	The balance included inter-companies balances with the Company and its subsidiaries of USD 91,477,000 and USD 74,394,000 as of December 31, 2016 and 2017, respectively.

	Years ended December 31,
(In thousands)	2015	2016	2017
Net revenue from continuing operations	119,761	140,236	200,591
Net loss attributable to Xunlei Limited	(15,646)	(31,196)	(49,339)

	Years ended December 31,
(In thousands)	2015	2016	2017
Net cash (used in)/provided by operating activities	41,723	3,565	(6,992)
Net cash (used in)/provided by investing activities	(51,721)	1,859	13,463
Net cash provided by financing activities	1,055	2,508	1,180
	(8,943)	7,932	7,651